CAPITAL STOCK (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Capital Stock
Balance, Shares	13,349	12,084
Balance	$ 158,324	$ 130,649
Shares issued in Tarus acquisition, shares	2,426
Shares issued in Tarus acquisition	$ 17,200
Shares issued in iOx exchange, shares	1,070
Shares issued in iOx exchange	$ 9,737
Excess of non-controlling interest acquired over consideration iOx, shares
Excess of non-controlling interest acquired over consideration iOx	$ 29,609
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement, shares	94
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement	$ 900
Shares issued under public offering and ATM, net of issue cost, shares	167	1,241
Shares issued under public offering and ATM, net of issue costs	$ 915	$ 27,216
Purchase of shares issued under Committed Purchase Agreement, net of issue costs, shares	480
Purchase of shares issued under Committed Purchase Agreement, net of issue costs	$ 1,977
Shares issued or accrued for services, shares	20	8
Shares issued or accrued for services	$ 120	$ 120
Warrants exercised, shares		16
Warrants exercised		$ 339
Balance, Shares	17,606	13,349
Balance	$ 218,782	$ 158,324
Maximum aggregate offering price	$ 50,000,000
Issuance and sales, shares	1,150,000
Gross proceeds from stock	$ 26,500